RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 12, 2022	May 16, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Related party			$ 49,960			$ 49,960		$ 9,960
Repayments of Related Party Debt					$ 0	0	$ 354,100	354,100
Related party
RELATED PARTY TRANSACTIONS
Convertible note			579,000			579,000		157,000
Due to related parties, current			579,000			579,000		157,000
Sponsor
RELATED PARTY TRANSACTIONS
Related party			49,960			49,960
Promissory note with related party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note								400,000
Convertible note					80,000			0
Repayments of Related Party Debt		$ 354,100
Due to related parties, current					80,000			0
Working capital loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	$ 157,000		0			422,000
Maximum loans convertible into warrants			$ 1,500,000			$ 1,500,000		$ 1,500,000
Debt instrument convertible conversion price1			$ 1.00			$ 1.00		$ 1.00
Convertible note			$ 579,000		0	$ 579,000		$ 157,000
Due to related parties, current			579,000		$ 0	579,000		157,000
Administrative support agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month						10,000		10,000
Expenses incurred			30,000	$ 30,000		90,000	$ 45,000	75,000
Related party			$ 45,100			$ 45,100		$ 5,100
Administrative support agreement | Sponsor | Minimum
RELATED PARTY TRANSACTIONS
Months to complete business acquisition								12 months
Administrative support agreement | Sponsor | Maximum
RELATED PARTY TRANSACTIONS
Months to complete business acquisition								18 months